SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

15.   SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. As a result of the acquisition under common control during 2019, the Group changed its internal organization structure and changed its reportable segments from one to two: Yiren Wealth (predecessor of “Yiren Select”) and Yiren Credit. Yiren Wealth(predecessor of “Yiren Select”) conducts holistic wealth business and Yiren Credit focuses on consumer credit business. Other segment primarily includes electronic commerce business launched in 2021. In the second half of 2022, the Group upgraded and re-branded Yiren Wealth as Yiren Select, which is our comprehensive wealth solution platform that targets the mass affluent population with a variety of non-financial products and services as well as wealth solutions.

15.   SEGMENT INFORMATION — continued

The summary of each segment’s operating results for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenue:
Holistic wealth	1,432,364	1,260,513	1,171,992
Consumer credit	2,529,598	3,184,302	1,959,732
Others	—	33,114	302,896
Total net revenue	3,961,962	4,477,929	3,434,620
Operating costs and expenses:
Holistic wealth	(760,180)	(952,224)	(851,974)
Consumer credit	(3,703,031)	(2,130,221)	(878,375)
Others	—	(10,340)	(84,832)
(Loss)/income from operations:
Holistic wealth	672,184	308,289	320,018
Consumer credit	(1,173,433)	1,054,081	1,081,357
Others	—	22,774	218,064
Total segment (loss)/income from operations	(501,249)	1,385,144	1,619,439
Unallocated expenses	(204,589)	(97,811)	(147,575)
Other (expenses)/income	(67,521)	(84,160)	23,519
(Loss)/income before provision for income taxes	(773,359)	1,203,173	1,495,383

All of the Group’s revenue were generated from the PRC and all of long-lived assets of the Group were located in the PRC. Depreciation and amortization expenses of Holistic Wealth for the years ended December 31, 2020, 2021 and 2022 were RMB1,888, RMB1,403 and RMB1,844, respectively, while such expenses of Consumer credit for the years ended December 31, 2020, 2021 and 2022 were RMB78,751, RMB29,225 and RMB19,032, respectively, while such expenses of Other segment for the years ended December 31, 2020, 2021 and 2022 were nil, nil and RMB65, respectively.